SHAREHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS DEFICIT
Note 6 - Shareholders' Deficit

5. SHAREHOLDERS’ DEFICIT

Preferred Stock

Authorized shares

The Company was authorized to issue 175,000,000 shares of Preferred Stock at par value of $0.001. Any class of preferred stock may have preferential voting rights, liquidation rights or other rights with respect to the class of common stock. These preferential rights may have anti-takeover effects and may also result in the dilution of the common shareholders; equity interest and earnings per share.

As of March 31, 2022 and December 31, 2021, 1 share of Class A Preferred Stock was issued and outstanding.

Common Stock

Authorized shares

The Company was authorized to issue 500,000,000 shares of common stock at par value of $0.0001.

Issued and outstanding shares

As of March 31, 2022 and December 31, 2021, 176,168,548 shares of common stock were issued and outstanding.

Stock Option Plan

As of March 31, 2022 and December 31, 2021, 350,000 shares remain to be issued under the Plan.

6. SHAREHOLDERS’ DEFICIT

Preferred Stock

Authorized shares

The Company was authorized to issue 175,000,000 shares of Preferred Stock at par value of $0.001. Any class of preferred stock may have preferential voting rights, liquidation rights or other rights with respect to the class of common stock. These preferential rights may have anti-takeover effects and may also result in the dilution of the common shareholders; equity interest and earnings per share.

Issued and outstanding shares

On March 11, 2021, the Company designated a class of preferred stock titled, Series A Preferred Stock, with a par value of $0.001 per share, and consisting of one share. The Series A preferred carries voting rights equal to 110% of the total voting rights of the outstanding common stock and voting power of the Company, and has the right to appoint one director of the Company.

Additionally, the one share of Series A Preferred Stock contains protective provisions, which precludes the Company from taking the certain actions without the approval of the holder of the share of Series A Preferred Stock. More specifically, so long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without first obtaining the approval (by vote or written consent, as provided by law) of the holders of at least a majority of the outstanding shares of Series A Preferred Stock. As long as any shares of Series A Preferred Stock remain outstanding, the holders of a majority of the shares of Series A Preferred Stock represented at a duly called special or annual meeting of such stockholders or by an action by written consent for that purpose shall be entitled to elect a special director to the board of directors.

As of December 31, 2021 and 2020, 1 and 0 share of Class A Preferred Stock was issued and outstanding.

Common Stock

Authorized shares

The Company was authorized to issue 500,000,000 shares of common stock at par value of $0.001.

Issued and outstanding shares

On October 19, 2020, the Company approved the 2020 Stock Incentive Plan (the “Plan”) and authorized the director to issue the maximum shares of common stock of 20,000,000 shares under the Plan.

On October 23, 2020, the Company issued 19,400,000 shares of common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering services to the Company.

On April 13, 2021, the Company entered into a Stock Purchase Agreement with the Company’s sole director and a major shareholder, pursuant to which the Company issued one share of Series A Preferred Stock in exchange for his 169,000,000 shares of its common stock and cancelled these 169,000,000 shares of its common stock.

On April 19, 2021, the Company issued 150,000 shares of common stock to SEC counsel for legal service at the current market price of $0.2781 per share, totaling $41,715.

On July 27, 2021 and October 27, 2021, the Company issued the aggregate of 4,650,048 shares of its common stock to EMA Financial LLC for the conversion of the convertible bond totaling $38,197.

On November 28, 2021, the Company issued 100,000 shares of common stock to a travel agent for the performance reward at the current market price of $0.6 per share, totaling $60,000.

As of December 31, 2021 and 2020, 176,168,548 and 340,268,500 shares of common stock were issued and outstanding.

Stock Option Plan

On October 19, 2020, the Company approved the 2020 Stock Incentive Plan (the “Plan”) and authorized the director to issue the maximum shares of common stock of 20,000,000 shares under the Plan.

On October 23, 2020, the Company issued 19,400,000 shares of its common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering the services to the Company.

On April 19, 2021, the Company issued 150,000 shares of its common stock to SEC counsel for legal service at the current market price of $0.2781 per share under the Plan.

On November 28, 2021, the Company issued 100,000 shares of its common stock to a travel agent for the performance reward at the current market price of $0.6 per share under the Plan.

As of December 31, 2021 and 2020, 350,000 and 600,000 shares are not issued under the Plan.